Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Mineral Property, Plant, and Equipment
Details of the Mineral Property, Plant and Equipment are as follows:

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2018	433,347	201	433,548
Additions	33,956	746	34,702
Disposals	(867)	-	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	-	(9,912)
Asset Impairment	(47,168)	-	(47,168)
Amortization and Depreciation	-	(171)	(171)
Balance at December 31, 2019	$409,356	$776	$410,132
Gross carrying value	456,524	1,931	458,455
Accumulated depreciation and impairment	(47,168)	(1,155)	(48,323)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at January 1, 2018	$395,115	$301	$395,416
Additions	41,710	87	41,797
Changes to environmental rehabilitation provision (Note 6)	(3,478)	-	(3,478)
Amortization and Depreciation	-	(187)	(187)
Balance at December 31, 2018	433,347	201	433,548
Gross carrying value	433,347	1,365	434,712
Accumulated depreciation and impairment	-	(1,164)	(1,164)

Mineral Property	December 31, 2019	December 31, 2018
Mineral property acquisition and interest costs	$79,625	$112,002
Mine plan and development	51,388	48,383
Environmental	142,814	133,638
Consulting and wages	58,610	55,076
Reclamation and remediation (Note 6)	46,899	56,811
Site activities	29,942	26,488
Mine equipment	78	949
Total	$409,356	$433,347